SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Assets Held-in-trust	$ 538,128	$ 419,894
Purchase an aggregate of shares (in shares)	10,451,087